Subsequent Events	6 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

In October 2022, the Company entered into certain equity transfer agreements with certain purchasers, pursuant to which the Company agreed to transfer the 70% of the equity interests in Happy Automobile Service (Nanping) Co., Ltd. in the consideration of RMB 1,444,600 (approximately $0.2 million) in cash; transfer the 100% of the equity interests in Happy Buy (Nanping) Automobile Sales Co., Ltd., in the consideration of RMB 3.4 million (approximately $0.48 million) in cash; transfer the 100% of the equity interests in Happy Travel Technology (Fujian) Co., Ltd, and the 100% of the equity interests in Fuzhou Taochejun Culture Media Co., Ltd. with no consideration.

In December 2022, the Company entered into an equity tranfer agreement with a third party to transfer the 60% of the equity interests in Taochejun (Fuzhou) Automotive Technology Co., Ltd., with no consideration.

In October 2022, Wuhan Xingfu Youxuan Automobile Sales Co., Ltd. was dissolved.

On December 27, 2022, the Company entered into certain securities purchase agreement (the “SPA”) with certain sophisticated purchasers (the “Purchasers”), pursuant to which the Company agreed to sell 3,000,000 Class A ordinary shares, (the “Shares”) par value $0.01 per share (the “Ordinary Shares”), at a per share purchase price of $2.00. The gross proceeds to the Company from this transaction were approximately $6.0 million. The Company plans to use 50% of the gross proceeds in a collaboration with DMG Tech Investment Ltd., and the rest for the general corporate purpose. As of the date of this report, there are 3,342,730 Class A ordinary shares and 612,255 Class B ordinary shares issued and outstanding. On January 18, 2023, the offering was closed as all the closing conditions were met or otherwise waived.

On December 28, 2022, the Company entered into a collaboration agreement (the “Collaboration Agreement”) with DMG Tech Investment Ltd, a limited liability company established under the laws of Delaware (“DMG”). DMG holds license of certain intellectual property to the development and operation of the certain animation experience in China and Korea. Pursuant to the Collaboration Agreement, DMG agreed to negotiate with the licensor to obtain the license in the U.S., and use best efforts to ensure that such rights include use of the license in development of location based entertainment centers, pop up experiences, non-fungible tokens, and merchandising. DMG also agreed to transfer the new license to a joint venture, which will be jointly owned by the Company and DMG or their respective designees. In exchange, the Company agreed to pay DMG $3 million in cash to DMG.

The Company evaluated all events and transactions that occurred after September 30, 2022 through the date of the issuance of the consolidated financial statements on January 28, 2023 and noted that there were no other material subsequent events.